Mining and Income Taxation	12 Months Ended
Dec. 31, 2023
Major components of tax expense (income) [abstract]
Mining and income taxation	Mining and income taxation

	United States Dollar
Figures in millions unless otherwise stated	2023	2022	2021

The components of mining and income tax are the following:
South African taxation
– company and capital gains taxation[1]	(6.0)	(65.3)	(3.8)
– dividend withholding tax	(5.9)	(13.1)	(24.3)
– prior year adjustment – current taxation	4.8	—	0.8
– deferred taxation	(84.6)	(80.2)	(27.4)
– prior year adjustment – deferred taxation	—	1.7	(3.4)
Foreign taxation
– current taxation	(443.0)	(386.1)	(417.9)
– dividend withholding tax	(5.4)	(4.7)	—
– prior year adjustment – current taxation[2]	(2.8)	(5.9)	(3.5)
– deferred taxation	77.8	111.5	54.6
Total mining and income taxation	(465.1)	(442.1)	(424.9)
Major items causing the Group's income taxation to differ from the maximum South African statutory mining tax rate of 33.0% (2022: 34.0% and 2021: 34.0%) were:
Taxation on profit before taxation at maximum South African statutory mining tax rate	(399.4)	(395.7)	(426.5)
Rate adjustment to reflect the actual realised company tax rates in South Africa and offshore[3]	41.4	65.9	45.9
Non-deductible share-based payments	(3.0)	(2.3)	(4.3)
Non-deductible exploration expense	(0.2)	(0.1)	(9.6)
Deferred tax assets not recognised on impairment of FSE	—	(38.6)	(10.5)
Non-deductible interest paid	(21.8)	(21.7)	(22.2)
Share of results of equity accounted investees, net of taxation	(10.8)	3.4	(10.9)
Non-taxable capital gains portion of Yamana break fee and transaction costs	5.8	18.2	—
Non-taxable fair value loss on Maverix warrants	—	—	(1.4)
Dividend withholding tax	(13.1)	(21.3)	(29.5)
Net non-deductible expenditure and non-taxable income	(17.6)	(18.2)	(26.7)
Deferred tax on unremitted earnings at Tarkwa and Cerro Corona	—	—	15.7
Deferred taxation movement on Peruvian Nuevo Sol devaluation against US dollar[4]	2.5	4.2	(8.6)
Various Peruvian non-deductible expenses	(6.1)	(5.3)	(7.9)
Deferred tax assets not recognised at Cerro Corona, net[5]	(5.1)	(14.4)	(12.2)
Deferred tax assets utilised/(not recognised) at Damang and Tarkwa[6]	(30.3)	1.2	(6.6)
Deferred tax recognised at Salares Norte[7]	—	(4.2)	96.7
Prior year adjustments	(3.3)	(2.7)	(6.4)
Deferred tax charge on change of tax rate at South Deep	—	(5.7)	—
Other	(4.1)	(4.7)	0.1
Total mining and income taxation	(465.1)	(442.1)	(424.9)
[1]The US$65.3 million in 2022 includes capital gains taxation of US$65.2 million paid to South African Revenue Services on Yamana break fee.
[2]The US$5.9 million in 2022 comprises US$19.2 million additional transfer pricing charges at Tarkwa and Damang, partially offset by a refund of
US$13.3 million relating to hedges in Peru.
[3]Due to different tax rates in various jurisdictions, primarily South Africa, Ghana, Australia and Peru.
[4]The functional currency of Cerro Corona is US Dollar, however, the Peruvian tax base is based on values in Peruvian Nuevo Sol.
[5]Deferred tax assets amounting to US$5.1 million (2022: US$14.4 million) were not recognised during the year ended 31 December 2023 at Cerro
Corona to the extent that there is insufficient future taxable income available. Deferred tax assets were not recognised during the year related to deductible temporary differences on additions to fixed assets in the current financial year that would only reverse after the end of the life-of-mine
(“LoM”) of Cerro Corona. In making this determination, the Group analysed, among others, forecasts of future earnings and the nature and timing of future deductions and benefits represented by deferred tax assets.
During 2021, deferred tax assets of US$12.2 million were not recognised. This comprised deferred tax assets of US$15.6 million not recognised relating to losses on financial instruments of US$45.8 million due to uncertainty in the deductibility of these losses, partially offset by deferred tax assets amounting to US$3.4 million that were previously not recognised, recognised due to the increase in future taxable income available because of a higher long-term gold price used in the 2021 assessment.
[6]During 2023, deferred tax assets of US$30.3 million (2022: utilised of $1.2 million and 2021: not recognised of US$6.6 million) were not recognised the Ghanaian operations. The $30.3 million (2022: utilised of US$1.2 million and 2021: not recognised of US$6.6 million) not recognised in 2023 comprised US$11.0 million (2022: US$6.0 million and 2021: US$14.0 million) relating to the Ghana expected credit loss provision of US$33.2 million
(US$17.5 million and 2021: US$41.1 million), US$11.2 million (2022: US$nil and 2021: US$nil) relating to the net realisable value adjustments to stockpiles at Damang and US$11.3 million (2022: US$nil and 2021: US$nil) deferred tax not recognised at Damang due to the uncertainty of future deductibility, partially offset by US$US$3.2 million (2022: US$7.2 million and 2021: US$7.4 million) deferred tax assets recognised relating to the utilisation of previous losses on financial instruments.
[7]During 2021, deferred tax assets of  US$96.7 million were raised. At 31 December 2021, there had been significant progress with the construction of the Salares Norte project as indicated by total project progress at 62.5%, construction progress at 55% and the early forecast curve being aligned with the scheduled finish of 2023. The project is expected to deliver significant value and all tax credits are expected to be fully utilised before they expire.
10.Mining and income taxation continued

	United States Dollar
	2023	2022	2021

South Africa – current tax rates
Mining tax[1]	Y = 33 – 165/X	Y = 34 – 170/X	Y = 34 – 170/X
Non-mining tax[2]	27.0%	28.0%	28.0%
Company tax rate	27.0%	28.0%	28.0%
International operations – current tax rates
Australia	30.0%	30.0%	30.0%
Ghana	32.5%	32.5%	32.5%
Peru	29.5%	29.5%	29.5%
[1]South African mining tax on mining income is determined according to a formula which takes into account the profit and revenue from mining operations. South African mining taxable income is determined after the deduction of all mining capital expenditure, with the proviso that this cannot result in an assessed loss. Capital expenditure amounts not deducted are carried forward as unredeemed capital expenditure to be deducted from future mining income. Accounting depreciation is ignored for the purpose of calculating South African mining taxation. During June
2022, the South African Revenue Services published the draft 2022 Rates & Monetary Bill, inclusive of an amendment to the gold tax formula from
Y = 34 – 170/X to Y = 33 – 165/X in respect of year assessments ending on or after 31 March 2023 and this amendment was effective for the year ended 31 December 2023. This resulted in the effective mining tax rate used for deferred tax purposes for Gold Fields Operations Limited ("GFO")
and GFI Joint Venture Holdings (Proprietary) Limited ("GFIJVH"), owners of the South Deep mine, decreasing from 29% at 31 December 2021 to 28%
at 31 December 2022, amounting to a charge of R76.2 million (US$4.6 million) through profit or loss in 2022 (2023: 28.00%, 2022: 28% and 2021:
29%). In the formula above, Y is the percentage rate of tax payable and X is the ratio of mining profit, after the deduction of redeemable capital expenditure, to mining revenue expressed as a percentage.
[2]Non-mining income of South African mining operations consists primarily of interest income. The corporate income tax rate was reduced from 28%
to 27% for tax years ended on or after 31 March 2023 and was effective for the year ended 31 December 2023.
In the wake of the Ghanaian fiscal crisis, the Ghanaian government conducted stringent audits on its biggest corporate taxpayers (many of them multinationals), including Gold Fields, and imposed additional tax liabilities during
2022. In addition, Gold Fields experienced more onerous processes in claiming and renewing rebates and exemptions under the Development Agreement. The two audits in 2022 by the Ghana Revenue Authority were a transfer pricing audit covering 2014 to 2019 and a tax audit for 2018 to 2020. Both of these audits were finalised and settled during 2023.
Deferred tax is provided at the expected future rate for mining operations arising from temporary differences between the carrying values and tax values of assets and liabilities. In South Africa the tax rate which has been used for deferred tax purposes for mining assets is Y = 33 – 165/X and for non-mining assets is 27%.
At 31 December 2023, the Group had the following estimated amounts available for set-off against future income:

	South African Rand
	2023			2022
	Gross unredeemed capital expenditure	Gross tax losses	Gross tax losses not recognised	Gross unredeemed capital expenditure	Gross tax losses	Gross tax losses not recognised
	R’million	R’million	R’million	R’million	R’million	R’million

South Africa[1]
Gold Fields Operations Limited	7,688.5	619.6	—	9,322.5	693.1	—
GFI Joint Venture Holdings (Pty) Limited	10,253.9	616.9	—	11,895.8	692.7	—
Gold Fields Holdings Company Limited	—	53.2	53.2	—	95.4	95.4
	17,942.4	1,289.7	53.2	21,218.3	1,481.2	95.4
[1]These deductions are available to be utilised against income generated by the relevant tax entity and do not expire unless the tax entity concerned ceases to operate for a period of longer than one year. Under South African mining tax ring-fencing legislation, each tax entity is treated separately and as such these deductions can only be utilised by the tax entities in which the deductions have been generated. South
African tax losses and unredeemed capital expenditure have no expiration date.
Notes to the consolidated financial statements continued
for the year ended 31 December 2023
10.Mining and income taxation continued

	United States Dollar
	2023			2022
	Gross unredeemed capital expenditure	Gross tax losses	Gross tax losses not recognised	Gross unredeemed capital expenditure	Gross tax losses	Gross tax losses not recognised
	US$ million	US$ million	US$ million	US$ million	US$ million	US$ million

South Africa[1]
Gold Fields Operations Limited	420.1	33.9	—	547.7	40.7	—
GFI Joint Venture Holdings (Pty) Limited	560.3	33.7	—	698.9	40.7	—
Gold Fields Holdings Company Limited	—	2.9	2.9	—	5.6	5.6
	980.5	70.5	2.9	1,246.7	87.0	5.6
International operations
Exploration entities[2]	—	250.3	250.3	—	219.7	219.7
Minera Gold Fields Salares Norte[3]	568.7	130.8	—	507.0	123.3	—
Abosso Goldfields Limited[4,5]	—	28.1	28.1	—	24.9	24.9
Gold Fields Ghana Limited[4,6]	—	30.4	30.4	—	26.4	26.4
	568.7	439.6	308.8	507.0	394.3	271.0
[1]These deductions are available to be utilised against income generated by the relevant tax entity and do not expire unless the tax entity concerned ceases to operate for a period of longer than one year. Under South African mining tax ring-fencing legislation, each tax entity is treated separately and as such these deductions can only be utilised by the tax entities in which the deductions have been generated. South
African tax losses and unredeemed capital expenditure have no expiration date.
[2]The total tax losses of US$250.3 million (2022: US$219.7 million) comprise US$2.2 million (2022: US$1.1 million) tax losses that expire between one and two years, US$4.0 million (2022: US$4.0 million) tax losses that expire between two and five years, US$1.1 million (2022: US$0.7 million) tax losses that expire between five and 10 years, US$194.1 million (2022: US$171.3 million) tax losses that expire after 10 years and US$48.9 million
(2022: US$42.6 million) tax losses that have no expiry date.
[3]These deductions are available to be utilised against income generated by the relevant tax entity and do not expire.
[4]Tax losses may be carried forward for five years. These losses expire on a first-in-first-out basis. Tax losses of US$48.1 million (2022: US$51.3 million)
expire in three years and tax losses of US$10.4 million (2022: US$nil) expire in four years.
5At 31 December 2023, tax losses at Damang of US$28.1 million (2022: US$24.9 million) comprise deferred tax assets not recognised relating to financial instruments losses.
6At 31 December 2023, deferred tax assets at Tarkwa of US$30.4 million (2022: US$26.4 million) not recognised relating to losses on financial instruments.
Organisation for Economic Co-operation and Development ("OECD") Pillar Two model rules
The Group is within the scope of the OECD Pillar Two model rules. The Group operates in the Netherlands as well as in Switzerland which have both enacted new legislation to implement the global top-up tax during December
2023. This legislation is effective from 1 January 2024. Since the newly enacted Pillar Two legislation is only effective from 1 January 2024, the Group has no related current tax impact for the year ended 31 December 2023. The Group applies a temporary mandatory relief in respect of recognising and disclosing information about deferred tax assets and liabilities related to Pillar Two income taxes, as provided in the amendments to IAS 12 issued in May 2023.
Under the legislation, the Group may be liable to pay a top-up tax for the difference between its Global Anti-Base
Erosion (“GloBE”) effective tax rate per jurisdiction and the 15% minimum rate. All entities within the Group have a
GloBE effective tax rate that exceeds 15%.
The Group has performed a preliminary impact assessment, based on relevant 2022 financial information, of its potential exposure in relation to the Pillar Two legislation once it comes into effect. Although the complexities in applying the legislation and calculating the GloBE effective tax rate create difficulties in determining reasonable estimates of the quantitative impact of the enacted or substantively enacted legislation, based on the outcome of the preliminary impact assessment, the Group does not anticipate being subject to the top-up tax in any of the jurisdictions in which it operates as all the jurisdictions either meet the conditions of one of the transitional safe harbours or the relevant constituent entity has a GloBE effective tax rate of at least 15%